Auditor's Remuneration - Summary of Auditor's Remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	$ 32	$ 31	$ 27
Other audit fees, principally in respect of audits of accounts of subsidiaries	18	16	21
Total audit fees	50	47	48
Audit-related fees	4	5	4
Fees in respect of other non-audit services	0	1	1
Total	$ 54	$ 53	$ 53